Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Reconciliation of income taxes at the statutory rate and income taxes shown in the Statement of Earnings
The following is a reconciliation of income taxes at the statutory rate of 35% to the provision for income taxes as shown in GALIC’s Statement of Earnings (dollars in millions):

	2017		2016		2015
	Amount	% of EBT	Amount	% of EBT	Amount	% of EBT
Earnings before income taxes (“EBT”)	$381		$367		$319

Income taxes at statutory rate	$133	35%	$128	35%	$112	35%
Effect of permanent items	(4)	(1%)	(1)	—%	(4)	(1%)
Effect of change in U.S. corporate tax rate	(24)	(6%)	—	—%	—	—%
Provision for income taxes as shown in the statement of earnings	$105	28%	$127	35%	$108	34%

Components of income tax provision (credit)
The total income tax provision (credit) consists of (in millions):

	2017	2016	2015
Current taxes:
Federal	$183	$185	$133
State	3	4	2
Deferred taxes:
Federal	(57)	(62)	(27)
Impact of change in U.S. corporate tax rate	(24)	—	—
Provision for income taxes	$105	$127	$108

Components of deferred tax assets and liabilities
Deferred income tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the GALIC’s Balance Sheet at December 31 were as follows (in millions):

	2017			2016
	Excluding Unrealized Gains	Impact of Unrealized Gains	Total	Excluding Unrealized Gains	Impact of Unrealized Gains	Total
Deferred tax assets:
Insurance claims and reserves	$447	$29	$476	$489	$27	$516
Other, net	15	(3)	12	19	(5)	14
Total deferred tax assets	462	26	488	508	22	530
Deferred tax liabilities:
Investment securities	(9)	(269)	(278)	4	(265)	(261)
Deferred policy acquisition costs	(243)	91	(152)	(375)	96	(279)
Insurance claims and reserves transition liability	(91)	—	(91)	—	—	—
Total deferred tax liabilities	(343)	(178)	(521)	(371)	(169)	(540)
Net deferred tax asset (liability)	$119	$(152)	$(33)	$137	$(147)	$(10)